Annual Fund Operating Expenses - Baillie Gifford U.S. Equity Growth ETF - Baillie Gifford U.S. Equity Growth ETF	Jul. 24, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.60%

[1]	Estimated for the current fiscal year.